Investment in Unconsolidated Affiliates (Tables) - Silver Legacy Joint Venture	12 Months Ended
Dec. 31, 2017
Summary of Information for Company's Equity Investment

Summarized information for the Company’s investment in and advances to the Silver Legacy Joint Venture for 2015 prior to its acquisition by the Company is as follows (in thousands):

Period from, January 1, 2015 through November 23,
2015
Beginning balance	$14,009
Equity in income of unconsolidated affiliate	3,460
Valuation of unconsolidated affiliate	35,582
Net acquisition of non-controlling interest	3,449
Ending balance	$56,500

Summary of Results of Operations

Summarized results of operations for the Silver Legacy Joint Venture are as follows (in thousands):

Period from, January 1, 2015 through November 23,
2015
Net revenues	$117,029
Operating expenses	(90,608)
Operating income	26,421
Other expense	(19,226)
Net income	$7,195